Borrowings - Revolving Facility (Details) - The Revolving Facility - CAD ($)	Mar. 28, 2021	May 26, 2020	Mar. 29, 2020	Feb. 24, 2020	May 10, 2019
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 467,500,000	$ 300,000,000.0
Increase in credit facility commitments				$ 517,500,000	$ 350,000,000.0
Credit commitment	$ 25,000,000.0
Credit sub-commitment	5,000,000.0
Swingline commitment	25,000,000.0
Unused borrowing capacity	181,200,000		$ 226,600,000
Amendment to Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 417,500,000
Increase in credit facility commitments		467,500,000
Increase in borrowing capacity		$ 50,000,000.0
Letters of Credit Outstanding
Disclosure of detailed information about borrowings [line items]
Borrowings	5,000,000.0		5,700,000
Other Noncurrent Liabilities | Deferred Financing Charges
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,700,000		$ 1,700,000